CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - € / shares	Jun. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	33,333,334	33,333,334
Common stock, shares issued	10,961,698	10,961,698
Common stock, shares outstanding	10,961,698	10,961,698